CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (43,525)	$ (29,537)	$ (25,003)
Other comprehensive income (loss):
Foreign currency transactions	(224)	94	(31)
Unrealized gain (loss) on investments, net of taxes		395	(114)
Total other comprehensive (loss) income	(224)	489	(145)
Comprehensive loss	(43,749)	(29,048)	(25,148)
Comprehensive loss attributable to noncontrolling interests		8	88
Comprehensive loss attributable to CAMAC Energy, Inc.	$ (43,749)	$ (29,040)	$ (25,060)